Share Capital - Summary of Authorized, Issued and Outstanding Share Capital (Details) - $ / shares	Dec. 31, 2024	Nov. 30, 2024	May 03, 2024	Dec. 31, 2023	Feb. 28, 2021
Disclosure of classes of share capital [line items]
Shares Issued			11,000,000
Shares Outstanding	442,721,700,000
Non-Voting Ordinary Shares
Disclosure of classes of share capital [line items]
Shares Authorized				78,000,000,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Shares Authorized	1,329,120,000,000			1,040,000,000,000
Shares Issued	320,121,800,000	8,733,400		94,165,344,000
Shares Outstanding	314,950,576,000			94,165,344,000
Special Shares
Disclosure of classes of share capital [line items]
Shares Authorized	156,000,000,000			156,000,000,000
Shares Issued	127,771,124,000			127,771,124,000
Shares Outstanding	127,771,124,000			127,771,124,000
Preference Shares
Disclosure of classes of share capital [line items]
Shares Authorized				26,000,000,000
Shares Issued				3,319,420,000
Shares Outstanding				3,319,420,000
Liquidation Preference Per Share				$ 0.38
Series C Preference Shares
Disclosure of classes of share capital [line items]
Shares Authorized				185,120,000,000
Shares Issued				184,267,200,000	184,267,200
Shares Outstanding				184,267,200,000
Liquidation Preference Per Share				$ 7.69